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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington,  DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21571

ROGÉ PARTNERS FUNDS

(Exact name of registrant as specified in charter)

630 Johnson Avenue,  Suite 103 Bohemia,  New York 11716

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux,  General Counsel

Gemini Fund Services,  LLC

450 Wireless Boulevard

Hauppauge,  New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number,  including area code: (631) 218-0077

Date of fiscal year end:  June 30th

Date of reporting period:  July 1,  2009 - June 30,  2010

Form N-PX is to be used by a registered management investment company,  other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter),  to file reports with the Commission,  not later than August 31 of each year,  containing the registrant's proxy voting record for the most recent twelve-month period ended June 30,  pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory,  disclosure review,  inspection,  and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX,  and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission,  450 Fifth Street,  NW,  Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30,  2008 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g.,  for or against proposal,  or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940,  the registrant has duly caused this report to be signed on its behalf by the undersigned,  thereunto duly authorized.

(Registrant)

ROGÉ PARTNERS FUNDS

By (Signature and Title)*           /s/ Steven Rogé

            Steven Rogé - President

Date 8/19/10

* Print the name and title of each signing officer under his or her signature.

ROGÉ PARTNERS FUNDS								Exhibit A
Investment Company Act File Number: 811-21571
After reviewing material, we have concluded that the proposals were in the shareholders best interest. If there are any exceptions, Steve Roge will give specific reasons for those exceptions.
PROXY VOTING LOGS July 2009 - June 2010
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
Matthew 25 Fund Class A shares		577119100	10/20/2009	Proposal #1 Appt of Nominees: Buck, Cinelli, Clement, Berger, Mulholland, Satell	Issuer	For	For	With Management
				#2 Ratify the selection of sanville Company by the board as the funds independent registered public accounting firm	Issuer	For	For	With Management
				for the fiscal year ending December 31, 2009.	Issuer	For	For	With Management

Diageo PLC	DEO	25243q205	10/14/2009	Proposal#1 To receive the directors and auditors reports and the accounts for the year ended 30 June 2009.	Issuer	For	For	With Management
				#2 Approve the directors remuneration report for the year ended 30 June 2009.	Issuer	For	For	With Management
				#3 Declare a final dividend on the ordinary shares.	Issuer	For	For	With Management
				#4 Re-elect Danon as a director.	Issuer	For	For	With Management
				#5 Re-elect Hollick as director	Issuer	For	For	With Management
				#6 Re-elect Walsh as director.	Issuer	For	For	With Management
				#7 Elect Bruzelius as a director.	Issuer	For	For	With Management
				#8 Elect Holden as a director.	Issuer	For	For	With Management
				#9 Re-Appointment of Auditor of KPMG.	Issuer	For	For	With Management
				#10 Remuneration of auditor	Issuer	For	For	With Management
				#11 Authority to allot shares.	Issuer	For	For	With Management
				#12 Disapplication of pre-emption rights.	Issuer	For	For	With Management
				#13 Authority to purchase own ordinary shares.	Issuer	For	For	With Management
				#14 Authority to make political donations and or to incur political expenditure in the EU.	Issuer	For	For	With Management
				#15 Adoption of the Diageo PLC 2009 Discretionary Incentive Plan.	Issuer	For	For	With Management
				#16 Adoption of the Diageo PLC 2009 Executive Long Term Incentive Plan.	Issuer	For	For	With Management
				#17 Adoption of the Diageo PLC Inernational Sharematch Plan 2009.	Issuer	For	For	With Management
				#18 Authority to establish international share plans.	Issuer	For	For	With Management
				#19 Adoption of the Diageo plc 2009 Irish Sharesave Plane.	Issuer	For	For	With Management
				#20 Amendments to the rules of Diageo PLC Executive Share Option Plan.	Issuer	For	For	With Management
				#21 Amendments to the rules of Diageo 2008 Senior Executive Share Option Plan.	Issuer	For	For	With Management
				#22 Amendments to the rules of Diageo Senior Executive Share Option Plan.	Issuer	For	For	With Management
				#23 Reduced notice of a general meeting other than an annual general meeting.	Issuer	For	For	With Management
				#24 Adoption fo articles of association.	Issuer	For	For	With Management

Mircrosoft Corporation	MSFT	594918104	11/19/2009	Proposal # 1 - #9. Appt. of Nominees, Gates, Ballmer, Dublon, Gilmartin, Hastings, Klawe, Marquardt, Noski, Panke	Issuer	For	For	With Management
				#10, Ratification of the selection of Deloitte & Touche LLP as the company's independent auditor	Issuer	For	For	With Management
				#11, Approve amendments to amended and restated articles of incorporation	Issuer	For	For	With Management
				#12, Advisory vote on executive compensation	Issuer	For	For	With Management
				#13, Shareholder proposal, adoption of healthcare reform principles	Issuer	Against	Against	With Management
				#14, Shareholder proosal, disclosure of charitable contributions.	Issuer	Against	Against	With Management

Berkshire Hathaway Inc.	BRK B	84670207	1/20/2010	Proposal #1 - Amend the effect a 50-for-1 stock split of the class B common stock	Issuer	For	For	With Management
				#2, To approve the class B common stock may be split without splitting the class A common stock	Issuer	For	For	With Management
				#3 Approve to change the par value for the class B common to 0.0033 from 0.1667	Issuer	For	For	With Management
				#4 Approve the increase the total number of shares authorized to issue	Issuer	For	For	With Management
				#5 Approve to remove the requirement to issue physical stock certificates for shares.	Issuer	For	For	With Management

Berkshire Hathaway Inc.	BRKB	84670702	5/1/2010	Proposal #1 - Appt. of Nominees, Buffett, Munger, Buffett, Burke, Decker, Gates, Gotteesman, Guyman, Deiough,	Issuer	For	For	With Management
				Murphy, Olson, Scott	Issuer	For	For	With Management

Leucadia National Corp.	LUK	527288104	5/10/2010	Proposal #1 - Appt of Nominees, Cumming, Dougan, Hirschfied, Jordan, Keil, NicholsIII Sorkin, Steinberg	Issuer	For	For	With Management
				Proposal #2 - Ratification of the selection of Pricewaterhousecoopers LLP as Independent accountants for 2010	Issuer	For	For	With Management

Winthrop Realty Trust	FUR	976391300	5/11/2010	Proposal #1 - Appt of Nominees, Ashner, Blasberg, Goldberg, Mcwilliams, Seidler, Tiffany, Zalkind	Issuer	For	For	With Management
				Proposal #2 - Ratification of the PriceWaterhousecoopers as Independent accountants for 2010	Issuer	For	For	With Management

Philip Morris International	PM	718172109	5/12/2010	Proposal #1 - Appt of Nominees, Brown, Cabiallavetta, Camilleri, Fishburn, Li, Mackay, marchionne, Noto, Helu, Wolf	Issuer	For	For	With Management
				Proposal #2 - Ratification of the selection of independent auditors	Issuer	For	For	With Management
				Proposal #3 - Stochholder Proposal Food insecurity and tobacco use	Issuer	Against	Against	With Management
				Proposal #4 - Stockholder proposal create human rights protocols for the company and its suppliers	Issuer	Against	Against	With Management